PROVISIONS (Tables)	13 Months Ended
Sep. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

AMOUNT
Balance - August 31, 2022	$2,560
Adjustments	—
Reversal	(75)
Payments	(2,395)
Balance - September 30, 2023	$90